Segments - Reconciliation of Segment Reporting to Consolidated (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reconciliation [Abstract]
Total Segment EBITDA									$ 324,197	$ 360,523	$ 350,974
Corporate unallocated									(143,181)	(133,658)	(107,557)
Less: Interest expense, net									124,923	132,038	109,971
Less Provision for income taxes									19,719	21,849	17,560
Less Depreciation and amortization									103,706	95,196	85,604
Net income (loss)	$ (29,687)	$ (10,110)	$ (44,621)	$ 17,086	$ 10,588	$ 4,936	$ (28,064)	$ (9,678)	$ (67,332)	$ (22,218)	$ 30,282